Taxation - Summary of Tax on Items Charged to Equity and Statement of Comprehensive Income (Detail) - GBP (£) £ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Current taxation
Share-based payments	£ (3)	£ 0	£ (14)
Defined benefit plans	0	0	(4)
Current Tax On Fair Value Movements On Cash Flow Hedges Charged Or Credited Directly To Comprehensive Income	0	5	12
Current Tax On Fair Value Movements On Equity Investments Charged Or Credited Directly To Comprehensive Income	12	36	89
Total equity and comprehensive income	9	41	83
Deferred taxation
Share-based payments	11	(11)	18
Defined benefit plans	(211)	223	(51)
Fair value movements on cash flow hedges	(9)	3	6
Fair value movements on equity investments	(68)	(167)	131
Total equity and comprehensive income	(277)	48	104
Total credit to equity and statement of comprehensive income	£ (268)	£ 89	£ 187